UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 5000
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    February 23, 2011

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107        548         7200   X                          7200
Apache Corp              Common    037411105      30579       256472   X                        256472
Cabot Oil & Gas          Common    127097103      22784       601963   X                        601963
Cameron International C  Common    13342B105      14660       288975   X                        288975
Canadian Natural Resour  Common    136385101      18550       417600   X                        417600
CenterPoint Energy Inc   Common    15189T107      18895      1202000   X                       1202000
Chevron Corp             Common    166764100      22921       251190   X                        251190
Devon Energy Corp        Common    25179M103      31254       398091   X                        398091
EOG Resources            Common    26875P101      20860       228200   X                        228200
El Paso Corporation      Common    28336L109      27838      2023096   X                       2023096
Endeavour International  Common    29259G200       9605       696026   X                        696026
Energen Corp             Common    29265N108       5024       104100   X                        104100
Exxon Mobil Corp         Common    30231G102      24363       333186   X                        333186
Genon Energy Inc Com     Common    37244E107        224        58734   X                         58734
Global Geophysical Svcs  Common    37946S107      12145      1170000   X                       1170000
Halliburton Co           Common    406216101      19100       467800   X                        467800
Hess Corporation         Common    42809H107      25688       335612   X                        335612
National Fuel Gas Co     Common    636180101      28492       434200   X                        434200
National-Oilwell Varco,  Common    637071101      22107       328731   X                        328731
Noble Energy Inc         Common    655044105      30632       355858   X                        355858
OAO Gazprom Spons ADR    Common    368287207        210         8250   X                          8250
Occidental Petroleum Co  Common    674599105      27662       281975   X                        281975
Petroleo Brasileiro      Common    71654V408        227         6000   X                          6000
Petroleo Brasileiro Sa   Common    71654V101      17417       509713   X                        509713
Pioneer Natural Resourc  Common    723787107      25924       298600   X                        298600
Plains Exploration & Pr  Common    726505100      13395       416768   X                        416768
QEP Res Inc              Common    74733V100      30762       847200   X                        847200
Quicksilver Res Inc      Common    74837R104      20030      1358900   X                       1358900
Royal Dutch Shell Plc C  Common    780259206       3426        51300   X                         51300
Schlumberger LTD         Common    806857108      17961       215100   X                        215100
Seadrill Ltd             Common    G7945E105      20030       590500   X                        590500
St. Mary Land and Explo  Common    792228108        567         9625   X                          9625
Talisman Energy, Inc     Common    87425E103      28274      1274162   X                       1274162
Transcanada Corp Com     Common    89353D107      20176       530400   X                        530400
Transocean Inc Switzerl  Common    H8817H100        250         3600   X                          3600
Weatherford Internation  Common    H27013103      25151      1103100   X                       1103100
Williams Companies       Common    969457100      27680      1119738   X                       1119738
Williams Partners        Common    96950F104        373         8000   X                          8000

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:  665,784